Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land	$ 8,813	$ 8,058
Buildings	21,254	19,813
Machinery and equipment	15,995	13,443
Furniture and fixtures	6,446	5,131
Leasehold and buildings improvement	4,656	4,229
Software	17,505	29,796
Total	74,669	80,470
Accumulated Depreciation	36,390	45,176
Prepayment and construction in progress	12,190	243
Property, Plant and Equipment, Net	50,469	35,537	$ 30,195
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	14,421	25,807
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	2,648	2,240
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	11,983	10,573
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	3,980	3,492
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 3,358	$ 3,064